Segmental Analyses - Summary of Depreciation Amortisation and Impairment Charges (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	£ 1,305	£ 1,076	£ 1,450
Adjusted* segment result Constant rates £m
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	770	761
Translation exchange £m
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	30	(37)
Adjusted at current rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	800	724	751
Adjusting Items
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	505	352	699
Reported
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	1,305	1,076	1,450
U.S. | Adjusted* segment result Constant rates £m
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	221	210
U.S. | Translation exchange £m
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	16	(7)
U.S. | Adjusted at current rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	237	203	204
U.S. | Adjusting Items
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	322	276	272
U.S. | Reported
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	559	479	476
AmSSA | Adjusted* segment result Constant rates £m
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	151	131
AmSSA | Translation exchange £m
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	11	(8)
AmSSA | Adjusted at current rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	162	123	121
AmSSA | Adjusting Items
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	24	56	34
AmSSA | Reported
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	186	179	155
Europe | Adjusted* segment result Constant rates £m
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	251	266
Europe | Translation exchange £m
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	0	(14)
Europe | Adjusted at current rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	251	252	259
Europe | Adjusting Items
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	98	0	119
Europe | Reported
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	349	252	378
APME | Adjusted* segment result Constant rates £m
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	147	154
APME | Translation exchange £m
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	3	(8)
APME | Adjusted at current rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	150	146	167
APME | Adjusting Items
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	61	20	274
APME | Reported
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	£ 211	£ 166	£ 441